Note 6 - Leased Property under Capital Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Leased property under capital leases	$ 10,352	$ 10,285
Less accumulated amortization	(4,310)	(3,867)
Leased property under capital leases, net	$ 6,042	$ 6,418